Related Party Balances (Details) - Schedule of Amount Due to the Related Parties - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Related Party Transaction [Line Items]
Due to the related parties	$ 607,355	$ 904,965
Qiong Jin [Member]
Related Party Transaction [Line Items]
Due to the related parties	$ 602,355	$ 899,965
Relationship	Chairman of the Company	Chairman of the Company
Note	Other payables	Other payables
Shareholders [Member]
Related Party Transaction [Line Items]
Due to the related parties	$ 5,000	$ 5,000
Relationship	Shareholders	Shareholders
Note	Repurchase of ordinary shares	Repurchase of ordinary shares